CONSOLIDATED BALANCE SHEET (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Allowance for doubtful accounts		$ 6,248
Common stock par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	250,000,000	250,000,000
Common stock, shares issued (in shares)	98,585,563	97,574,171
Common stock, shares outstanding (in shares)	98,585,563	97,574,171